Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
The following table outlines the carrying amounts and classificationts of the financial assets and liabilities:

Carrying value as at Dec. 31, 2017
	Derivatives used for hedging	Derivatives classified as held for trading	Loans and receivables	Other financial liabilities	Total
Financial assets
Cash and cash equivalents(1)	—	—	314	—	314
Restricted cash	—	—	30	—	30
Trade and other receivables	—	—	933	—	933
Long-term portion of finance lease receivables	—	—	215	—	215
Risk management assets
Current	82	137	—	—	219
Long-term	638	46	—	—	684
Other assets	—	—	33	—	33
Financial liabilities
Accounts payable and accrued liabilities	—	—	—	595	595
Dividends payable	—	—	—	34	34
Risk management liabilities
Current	8	93	—	—	101
Long-term	2	38	—	—	40
Credit facilities, long-term debt and finance lease obligations(2)	—	—	—	3,707	3,707

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2016
	Derivatives used for hedging	Derivatives classified as held for trading	Loans and receivables	Other financial liabilities	Total
Financial assets
Cash and cash equivalents(1)	—	—	305	—	305
Trade and other receivables	—	—	703	—	703
Long-term portion of finance lease receivables	—	—	719	—	719
Other assets	—	—	116	—	116
Risk management assets
Current	192	57	—	—	249
Long-term	749	36	—	—	785
Financial liabilities
Accounts payable and accrued liabilities	—	—	—	413	413
Dividends payable	—	—	—	54	54
Risk management liabilities
Current	1	65	—	—	66
Long-term	4	44	—	—	48
Credit facilities, long-term debt and finance lease obligations(2)	—	—	—	4,361	4,361

Disclosure of financial liabilities
The following table outlines the carrying amounts and classificationts of the financial assets and liabilities:

Carrying value as at Dec. 31, 2017
	Derivatives used for hedging	Derivatives classified as held for trading	Loans and receivables	Other financial liabilities	Total
Financial assets
Cash and cash equivalents(1)	—	—	314	—	314
Restricted cash	—	—	30	—	30
Trade and other receivables	—	—	933	—	933
Long-term portion of finance lease receivables	—	—	215	—	215
Risk management assets
Current	82	137	—	—	219
Long-term	638	46	—	—	684
Other assets	—	—	33	—	33
Financial liabilities
Accounts payable and accrued liabilities	—	—	—	595	595
Dividends payable	—	—	—	34	34
Risk management liabilities
Current	8	93	—	—	101
Long-term	2	38	—	—	40
Credit facilities, long-term debt and finance lease obligations(2)	—	—	—	3,707	3,707

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2016
	Derivatives used for hedging	Derivatives classified as held for trading	Loans and receivables	Other financial liabilities	Total
Financial assets
Cash and cash equivalents(1)	—	—	305	—	305
Trade and other receivables	—	—	703	—	703
Long-term portion of finance lease receivables	—	—	719	—	719
Other assets	—	—	116	—	116
Risk management assets
Current	192	57	—	—	249
Long-term	749	36	—	—	785
Financial liabilities
Accounts payable and accrued liabilities	—	—	—	413	413
Dividends payable	—	—	—	54	54
Risk management liabilities
Current	1	65	—	—	66
Long-term	4	44	—	—	48
Credit facilities, long-term debt and finance lease obligations(2)	—	—	—	4,361	4,361

Disclosure for sensitivity ranges for the base fair value
Sensitivity ranges for the base fair values are determined using reasonably possible alternative assumptions for the key unobservable inputs, which may include forward commodity prices, commodity volatilities and correlations, delivery volumes, and shapes.

As at Dec. 31	2017		2016
Description	Base fair value	Sensitivity	Base fair value	Sensitivity
Long-term power sale - US	853	+130 -130	907	+76 -69
Long-term power sale - Alberta	(1)	+2 -2	(3)	+5 -5
Unit contingent power purchases	44	+7 -9	13	+2 -4
Structured products - Eastern US	17	+8 -7	24	+8 -8
Others	5	+9 -9	6	+3 -3

Disclosure of risk management strategy related to hedge accounting
The following tables summarize the key factors impacting the fair value of the Level III commodity risk management assets and liabilities by classification level during the years ended Dec. 31, 2017 and 2016, respectively:

	Year ended Dec. 31, 2017			Year ended Dec. 31, 2016
	Hedge	Non-hedge	Total	Hedge	Non-hedge	Total
Opening balance	726	32	758	640	(98)	542
Changes attributable to:
Market price changes on existing contracts	100	(2)	98	163	13	176
Market price changes on new contracts	—	33	33	—	29	29
Contracts settled	(57)	(10)	(67)	(50)	88	38
Change in foreign exchange rates	(50)	(2)	(52)	(27)	—	(27)
Transfers into Level III	—	1	1	—	—	—
Net risk management assets at end of period	719	52	771	726	32	758
Additional Level III information:
Gains recognized in other comprehensive income	50	—	50	136	—	136
Total gains included in earnings before income taxes	57	29	86	50	42	92
Unrealized gains (losses) included in earnings before income taxes relating to net assets held at period end	—	19	19	—	130	130

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities measured at other than fair value is as follows:

	Fair value				Total carrying
	Level I	Level II	Level III	Total	value
Long-term debt(1) - Dec. 31, 2017	—	3,708	—	3,708	3,638
Long-term debt(1) - Dec. 31, 2016	—	4,271	—	4,271	4,221

(1) Includes current portion. 2016 excludes $67 million of debt measured and carried at fair value.

Disclosure of difference between transaction price and the fair value determined using valuation model
The difference between the transaction price and the fair value determined using a valuation model, yet to be recognized in net earnings, and a reconciliation of changes is as follows:

As at Dec. 31	2017	2016	2015
Unamortized net gain at beginning of year	148	202	188
New inception gains	12	10	28
Change in foreign exchange rates	(7)	(4)	28
Amortization recorded in net earnings during the year	(48)	(60)	(42)
Unamortized net gain at end of year	105	148	202